AB Growth Fund

Portfolio of Investments

October 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.5%
Information Technology – 37.7%
Communications Equipment – 1.3%
Arista Networks, Inc.(a)	113,180	$13,678,935

Electronic Equipment, Instruments & Components – 2.0%
Cognex Corp.	121,590	5,621,105
Novanta, Inc.(a)	73,470	10,388,658
Zebra Technologies Corp. - Class A(a)	19,190	5,434,992

		21,444,755

IT Services – 8.5%
EPAM Systems, Inc.(a)	39,610	13,863,500
PayPal Holdings, Inc.(a)	172,980	14,457,668
Visa, Inc. - Class A	300,628	62,278,097

		90,599,265

Semiconductors & Semiconductor Equipment – 6.7%
Advanced Micro Devices, Inc.(a)	143,329	8,608,340
ASML Holding NV (REG)	11,710	5,532,038
Entegris, Inc.	73,700	5,847,358
NVIDIA Corp.	188,880	25,493,134
QUALCOMM, Inc.	215,690	25,378,085

		70,858,955

Software – 19.2%
Adobe, Inc.(a)	34,390	10,953,215
Atlassian Corp. - Class A(a)	35,630	7,223,270
Cadence Design Systems, Inc.(a)	19,300	2,921,827
Dolby Laboratories, Inc. - Class A	40,160	2,684,294
Fair Isaac Corp.(a)	38,060	18,224,650
Fortinet, Inc.(a)	448,920	25,660,267
HubSpot, Inc.(a)	13,290	3,941,282
Manhattan Associates, Inc.(a)	164,940	20,068,250
Microsoft Corp.	206,230	47,872,170
PTC, Inc.(a)	138,520	16,321,812
Roper Technologies, Inc.	53,730	22,273,234
ServiceNow, Inc.(a)	20,590	8,663,037
Synopsys, Inc.(a)	18,790	5,497,015
Tyler Technologies, Inc.(a)	35,170	11,371,516

		203,675,839

		400,257,749

Health Care – 24.5%
Biotechnology – 5.0%
Genmab A/S (Sponsored ADR)(a)	158,410	6,100,369
Vertex Pharmaceuticals, Inc.(a)	151,550	47,283,600

		53,383,969

Health Care Equipment & Supplies – 8.6%
ABIOMED, Inc.(a)	51,340	12,941,787
Align Technology, Inc.(a)	18,792	3,651,286

Company	Shares	U.S. $ Value

Edwards Lifesciences Corp.(a)	292,210	$21,164,770
IDEXX Laboratories, Inc.(a)	35,834	12,888,773
Insulet Corp.(a)	55,560	14,379,484
Intuitive Surgical, Inc.(a)	107,269	26,438,590

		91,464,690

Health Care Providers & Services – 5.7%
UnitedHealth Group, Inc.	109,520	60,800,028

Health Care Technology – 1.6%
Veeva Systems, Inc. - Class A(a)	97,660	16,401,021

Life Sciences Tools & Services – 0.5%
Illumina, Inc.(a)	22,170	5,072,940

Pharmaceuticals – 3.1%
Zoetis, Inc.	218,690	32,974,078

		260,096,726

Consumer Discretionary – 11.4%
Hotels, Restaurants & Leisure – 1.3%
Chipotle Mexican Grill, Inc.(a)	9,670	14,488,851

Internet & Direct Marketing Retail – 3.9%
Amazon.com, Inc.(a)	341,650	34,998,626
Etsy, Inc.(a)	66,970	6,289,153

		41,287,779

Multiline Retail – 1.3%
Dollar General Corp.	54,850	13,989,492

Specialty Retail – 4.1%
Home Depot, Inc. (The)	92,200	27,303,186
National Vision Holdings, Inc.(a)	192,821	7,142,090
Tractor Supply Co.	40,670	8,938,046

		43,383,322

Textiles, Apparel & Luxury Goods – 0.8%
NIKE, Inc. - Class B	90,290	8,368,077

		121,517,521

Consumer Staples – 7.0%
Beverages – 3.6%
Monster Beverage Corp.(a)	411,588	38,574,028

Food & Staples Retailing – 3.4%
Costco Wholesale Corp.	71,310	35,761,965

		74,335,993

Communication Services – 6.9%
Interactive Media & Services – 6.9%
Alphabet, Inc. - Class C(a)	775,320	73,391,791

Industrials – 5.9%
Building Products – 0.3%
Trex Co., Inc.(a)	68,170	3,278,295

Company	Shares	U.S. $ Value

Commercial Services & Supplies – 1.7%
Copart, Inc.(a)	157,680	$18,136,354

Electrical Equipment – 1.7%
AMETEK, Inc.	143,750	18,638,625

Machinery – 1.6%
IDEX Corp.	76,320	16,966,699

Road & Rail – 0.6%
Saia, Inc.(a)	29,650	5,896,199

		62,916,172

Materials – 1.1%
Chemicals – 1.1%
Sherwin-Williams Co. (The)	50,740	11,418,022

Financials – 1.0%
Capital Markets – 1.0%
MSCI, Inc.	23,650	11,088,539

Total Common Stocks (cost $668,446,518)		1,015,022,513

SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 4.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.67%(b) (c) (d) (cost $44,183,929)	44,183,929	44,183,929

Total Investments – 99.7% (cost $712,630,447)(e)		1,059,206,442
Other assets less liabilities – 0.3%		3,412,732

Net Assets – 100.0%		$1,062,619,174

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of October 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $357,191,305 and gross unrealized depreciation of investments was $(10,615,310), resulting in net unrealized appreciation of $346,575,995.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Growth Fund

October 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,015,022,513	$—	$—	$1,015,022,513
Short-Term Investments	44,183,929	—	—	44,183,929

Total Investments in Securities	1,059,206,442	—	—	1,059,206,442
Other Financial Instruments(b)	—	—	—	—

Total	$1,059,206,442	$—	$—	$1,059,206,442

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2022 is as follows:

Fund	Market Value 07/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$80,2221	$66,079	$102,116	$44,184	$241